Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Feb. 02, 2022	Oct. 15, 2021	Aug. 23, 2021	Feb. 02, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Granted					200,000
VaccineCo
Subsequent Event [Line Items]
Common stock issued (in shares)		4,000,000
Private Placement
Subsequent Event [Line Items]
Common stock issued (in shares)			2,727,273
Price per share			$ 11.00	$ 3.195
Proceeds from Issuance of Common Stock			$ 27.4	$ 25.0
Preferred Investment Options
Subsequent Event [Line Items]
Price per share			$ 12.00	$ 3.07
Preferred Investment Options | Maximum
Subsequent Event [Line Items]
Common stock issued (in shares)			2,727,273
Subsequent Event [Member] | Private Placement
Subsequent Event [Line Items]
Common stock issued (in shares)	7,824,727
Price per share	$ 3.195
Proceeds from Issuance of Common Stock	$ 25.0
Subsequent Event [Member] | Preferred Investment Options
Subsequent Event [Line Items]
Price per share	$ 3.07